Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Non Controlling Interest [Abstract]
Schedule of non-controlling interest
Summarized balance sheet
	December 31,	December 31,
	2017	2016
	$	$
Current
Assets	67,867	62,731
Liabilities	(39,466)	(42,147)
Total current net assets	28,401	20,584

Non-current
Assets	155,259	180,196
Liabilities	(39,404)	(58,801)
Total non-current net assets	115,855	121,395
Net assets	144,256	141,979

Summarized income statement
	For the year ended December 31,
	2017	2016
	$	$

Revenue	154,153	97,290
Income before income tax	30,855	1,400
Income tax expense	(10,014)	(3,913)
Total income (loss)	20,841	(2,513)
Total income (loss) attributable to non-controlling interests	3,785	(456)
Dividends paid to non-controlling interests	3,372	495

Summarized cash flows
	For the year ended December 31,
	2017	2016
	$	$

Cash flows from operating activities
Cash generated from operating activities	76,269	34,902
Net changes in non cash working capital items	(3,968)	(5,885)
Decomissioning liabilities settled	(1,423)	(331)
Income taxes paid	(15,994)	(3,562)
Net cash generated from operating activities	54,884	25,124
Net cash used in investing activities	(18,740)	(11,587)
Net cash from (used in) financing activities	(53,126)	1,516
Effect of foreign exchange rate changes on cash and cash equivalents	13	4
Increase (decrease) in cash and cash equivalents	(16,969)	15,057
Cash and cash equivalents, beginning of year	36,877	21,820
Cash and cash equivalents, end of period	19,908	36,877